FLIGHT EQUIPMENT HELD FOR SALE	12 Months Ended
Dec. 31, 2020
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5.	FLIGHT EQUIPMENT HELD FOR SALE

At December 31, 2020, the Company had no aircraft classified as flight equipment held for sale. At December 31, 2019, the Company had six aircraft and two part out engines classified as flight equipment held for sale. The Company sold these six aircraft and two part out engines in 2020 and recognized an aggregate gain on sale of aircraft of $31.7 million.

During the year ended December 31, 2019, the Company sold 25 aircraft that had been classified as flight equipment held for sale and recognized an aggregate gain on sale of aircraft of $94.4 million. During the year ended December 31, 2018, the Company sold three aircraft that had been classified as flight equipment held for sale and recognized an aggregate gain on sale of aircraft of $7.9 million.